Organization - Schedule of Cash Flows of VIEs (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity
Net cash provided by/(used in) operating activities	¥ 260,871,457	$ 37,822,806	¥ 922,065,011	¥ 2,471,711,935
Net cash provided by/(used in) investing activities	1,884,829,256	273,274,555	(246,579,999)	(3,269,875,696)
Net cash provided by/(used in) financing activities	(834,990,791)	(121,062,286)	(84,191,985)	¥ (1,591,271,602)
Variable Interest Entity
Variable Interest Entity
Net cash provided by/(used in) operating activities	(329,949,497)	(47,838,180)	747,408,333		¥ 2,250,346,449
Net cash provided by/(used in) investing activities	489,498,990	70,970,682	645,957,049		(2,252,529,599)
Net cash provided by/(used in) financing activities	¥ 575,109,678	$ 83,383,065	¥ (571,156,011)		¥ (1,429,389,722)